Document and Entity Information	Feb. 24, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Core Scientific, Inc./tx
Amendment Flag	false
Entity Central Index Key	0001839341
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	106 East 6th Street
Entity Address, Address Line Two	Suite 900-145
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(425)
Local Phone Number	998-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for shares of common stock
Trading Symbol	CORZW
Security Exchange Name	NASDAQ